Net exchange rate gains (losses)	12 Months Ended
Dec. 31, 2018
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Net exchange rate gains (losses)
35	Net exchange rate gains (losses)

Net exchange rate gains (losses) are analysed as follows:

	2018	2017
Net realised gains (losses) on derivative instruments	(906)	1,912
Net realised gains (losses) on accounts receivable and payable	3,353	445

Total net realised gains (a)	2,447	2,357

Net unrealised gains (losses) on derivative instruments	(57)	943
Net unrealised gains (losses) on accounts receivable and payable	(5,437)	(48)
Net unrealised gains (losses) on non-monetary assets	(867)	(2,219)

Total net unrealised losses (b)	(6,361)	(1,324)

Total realised and unrealised exchange rate gains (losses) (a+b)	(3,914)	1,033

“Net unrealised gains (losses) on non-monetary assets” refers to the remeasurement of non-monetary assets of the subsidiaries Italsofa Romania and Natuzzi China, since such entities have the same functional currency of the Parent, namely the Euro (see note 43.4 (a) (ii)).